Share-based plans (Details)			9 Months Ended
	Jul. 28, 2025 EUR (€) shares	Mar. 01, 2025 EUR (€) shares	Sep. 30, 2025 item
MB LTIP 2024+
Share-based plans
Vesting period			4 years
Number of shares allocated | shares		230,873
Total fair value of shares granted | €		€ 8,562,000
Weighted average fair value | €		€ 37.09
LTIP 2025+
Share-based plans
Period considered for calculation of average share price			30 days
Assumed target achievement for performance target total shareholder return compared to competitors			100.00%
Number of performance targets | item			3
Weight of ROIC performance target			40.00%
Weight of performance target relative TSR			40.00%
Weight of sustainability performance target			20.00%
Weight of annual target achievement for Co2e reduction			33.33%
Vesting period			3 years
Grant value cap (as a percent)			400.00%
Number of shares allocated | shares	1,304,100
Number of shares allocated, equity-settled share-based payment transaction | shares	1,175,605
Number of shares allocated, cash-settled share-based payment transaction | shares	128,495
Total fair value of shares granted | €	€ 53,912,000
Weighted average fair value | €	€ 41.34
LTIP 2025+ | Maximum
Share-based plans
Annual target achievement level (as a percent)			200.00%